PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			1 Months Ended	12 Months Ended
	Apr. 15, 2021 USD ($)	Apr. 15, 2021 CAD ($)	Apr. 15, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2022 CAD ($)	Apr. 15, 2021 CAD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense				$ 494,729		$ 53,763		$ 55,896
Long-term bank loan				542,264		172,629
Land and building				4,400,000
Total consideration				23,240,470		4,469,767
Loan amount			$ 5,500,000
Fair market value				760,285					$ 950,000
Property, plant and equipment additions				19,238,192	$ 24,038,725		$ 0
Accumulated depreciation				30,448		$ 1,702
Bank Loan [Member]
Property, Plant and Equipment [Line Items]
Loan amount	$ 7,200,000	$ 9,000,000.0
Bank Loan One [Member]
Property, Plant and Equipment [Line Items]
Loan amount	5,600,000	$ 7,000,000.0
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total consideration	10,000,000.0		10,000,000.0							$ 12,500,000
Office Building One [Member]
Property, Plant and Equipment [Line Items]
Total consideration	$ 7,900,000		$ 7,900,000							$ 9,900,000
National Bank Of Canada [Member]
Property, Plant and Equipment [Line Items]
Long-term bank loan				$ 6,200,000